Partial Disposal and Repurchase of Equity Interests in a Subsidairy	12 Months Ended
Dec. 31, 2010
Partial Disposal and Repurchase of Equity Interests in a Subsidairy [Abstract]
PARTIAL DISPOSAL AND REPURCHASE OF EQUITY INTERESTS IN A SUBSIDIARY

(8)	PARTIAL DISPOSAL AND REPURCHASE OF EQUITY INTERESTS IN A SUBSIDIARY

In November 2009, the Group sold a 15% equity interest in LDKPV to a PRC local company for a cash consideration of RMB 1,500,000 (US$219,651) and incurred direct incremental cost of US$3,237 for the disposal. As the Group still retains a controlling equity interest in LDKPV, the disposal was accounted for as an equity transaction in the Group’s consolidated financial statements. The difference between the net proceeds received of US$216,414 net of related income tax paid of US$22,425 and noncontrolling interests recognized upon disposal of US$36,972 was recognized in equity attributable to the Company.

In connection with the Group’s reorganization of the polysilicon business, the Group entered into a purchase agreement (“Purchase Agreement”) with the PRC local company in December 2010 to repurchase the 15% equity interests in LDKPV held by it for a cash consideration of RMB1,500,000 (US$225,232). As the Group retains control over LDKPV before and after the repurchase of the 15% equity interests, the acquisition of this additional equity interest is accounted for as an equity transaction in the Group’s consolidated financial statements. The difference between the consideration of US$225,232 and the carrying amount of the noncontrolling interests of US$43,622 as of the repurchase date was recognized as a deduction of equity attributable to the Company. US$215,326 out of the total consideration had been paid by the Group as of December 31, 2010. The remaining consideration payable of US$9,906 was paid by the Group in the first quarter of 2011.

On December 30, 2010, the Group entered into an investment agreement with China Development Bank Capital Corporation Ltd, two investment funds affiliated with China Construction Bank Corporation and an investment fund affiliated with another major PRC bank (collectively as “the Strategic Investors”). Pursuant to the investment agreement, the Group has agreed to issue and the Strategic Investors have respectively agreed to subscribe for an aggregate amount of $240 million of series A redeemable convertible preferred shares (“the Proposed Investments”) of LDK Silicon & Chemical Technology Co., Ltd. (“LDKSCT”), which is the Group’s wholly owned subsidiary incorporated in the Cayman Islands and which owns 100% equity interests in LDKSH. The completion of the Proposed Investments are subject to certain closing conditions (“Closing Conditions”) including: i) various governmental approvals relating to the Proposed Investments; ii) corporate approval of the Proposed Investments by the Strategic Investors; and iii) other closing conditions as specified in the investment agreement. The Proposed Investments are also subject to certain conditions subsequent to be fulfilled within three months of the completion of the Proposed Investments, including i) the completion of the transfer of the 100% equity interests of LDKPV and LDKSP to LDKSH (“the Reorganisation”); and ii) obtaining the various governmental approvals for the Reorganization. The Closing Conditions have not been met and the Proposed Investments have not been consummated yet.

Pursuant to the investment agreement, the Strategic Investors have the right to convert all or any portion of their holdings into ordinary shares of LDKSCT at the initial conversion ratio of 1:1 at any time after the date of issuance of the redeemable convertible preferred shares and prior to the closing of a qualified initial public offering of LDKSCT (“Qualified IPO”). The initial conversion ratio is subject to certain anti-dilution provisions. Also, the Strategic investors have the right to redeem the redeemable convertible preferred shares if i) LDKSCT has not completed a Qualified IPO within 2 years following the closing of the Proposed Investments or ii) a material breach by the Group of the terms and conditions of the investment agreement after the closing of the Proposed Investments has occurred. In the event of redemption under this right, the redemption price is equal to 100% of the Subscription Price plus a 23% internal rate of return on the Subscription Price minus any dividends paid up to the date of redemption. In addition, the Group is required to make cash compensation (“Cash Compensation”) to the Strategic Investors if the consolidated net profit of LDKSCT and its subsidiaries, including LDKSH, LDKPV and LDKSP, fails to achieve the targeted net profit of US$38 million and US$190 million in the year of 2010 and 2011 respectively. The amount of Cash Compensation is determined based on the pre-determined formula as set out in the investment agreement. However, the Group will have no obligation to pay the Cash Compensation if a Qualified IPO is consummated by December 31, 2011.

Pursuant to the investment agreement, the host contract is not mandatorily redeemable but is contractually redeemable (i) at a fixed or determinable price on a fixed or determinable date or dates, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Also, the redeemable convertible preferred shares contain certain embedded features that need to be assessed as to whether bifurcation against the host contract is required. Those embedded features potentially include the conversion option, redemption option and the Cash Compensation arrangement. The Group’s management is assessing the accounting implications to determine whether, upon the consummation of the Proposed Investment, any bifurcation of the embedded features is required, and whether the redeemable convertible preferred shares shall be recognised as liabilities or be recognized as redeemable non-controlling interests in the Group’s consolidated financial statements.